EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.0%
	APPAREL & TEXTILE PRODUCTS - 0.8%
2,593	Carter's, Inc.	$ 189,393

	AUTOMOTIVE - 3.9%
41,266	Modine Manufacturing Company(a)	873,601

	BANKING - 15.2%
21,521	BankUnited, Inc.	790,251
32,292	First Commonwealth Financial Corporation	475,338
46,644	FNB Corporation	657,680
8,574	OFG Bancorp	248,389
38,140	Old National Bancorp	728,855
26,496	Umpqua Holdings Corporation	537,074
		3,437,587
	BIOTECH & PHARMA - 0.6%
5,870	Collegium Pharmaceutical, Inc.(a)	128,377

	COMMERCIAL SUPPORT SERVICES - 6.6%
18,684	ABM Industries, Inc.	881,511
5,008	AMN Healthcare Services, Inc.(a)	619,490
		1,501,001
	ENTERTAINMENT CONTENT - 3.0%
89,784	Lions Gate Entertainment Corporation, Class A(a)	685,950

	FOOD - 1.9%
16,402	Pilgrim's Pride Corporation(a)	429,076

	HOME & OFFICE PRODUCTS - 3.0%
120,112	ACCO Brands Corporation	669,024

	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,395	WESCO International, Inc.(a)	179,843

	INSURANCE - 9.8%
21,020	American Equity Investment Life Holding Company	851,520

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.0% (Continued)
	INSURANCE - 9.8% (Continued)
9,663	Argo Group International Holdings Ltd.	$ 262,640
37,390	CNO Financial Group, Inc.	877,918
5,745	Lincoln National Corporation	223,710
		2,215,788
	LEISURE FACILITIES & SERVICES - 10.1%
30,348	Bloomin' Brands, Inc.	683,437
26,344	Brinker International, Inc.(a)	881,207
52,420	Cinemark Holdings, Inc.(a)	713,436
		2,278,080
	MACHINERY - 2.3%
2,500	Hillenbrand, Inc.	125,000
4,005	Kennametal, Inc.	105,812
6,157	Terex Corporation	282,668
		513,480
	MEDICAL EQUIPMENT & DEVICES - 2.3%
25,240	Co-Diagnostics, Inc.(a)	75,972
8,167	Integra LifeSciences Holdings Corporation(a)	448,695
		524,667
	METALS & MINING - 0.6%
14,082	Alamos Gold, Inc., Class A	136,595

	OIL & GAS PRODUCERS - 10.1%
14,447	Crescent Point Energy Corporation	112,253
28,699	Delek US Holdings, Inc.	889,095
12,326	HF Sinclair Corporation	768,403
73,599	Southwestern Energy Company(a)	509,305
		2,279,056
	RETAIL - DISCRETIONARY - 5.8%
47,658	American Eagle Outfitters, Inc.	753,950
19,094	Urban Outfitters, Inc.(a)	552,580
		1,306,530
	SEMICONDUCTORS – 7.9%
2,609	Diodes, Inc.(a)	240,628
49,271	Photronics, Inc.(a)	926,295

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.0% (Continued)
	SEMICONDUCTORS – 7.9% (Continued)
9,958	Silicon Motion Technology Corporation - ADR	$ 628,350
		1,795,273
	SOFTWARE - 0.9%
2,162	Ziff Davis, Inc.(a)	199,466

	STEEL - 3.7%
17,092	Commercial Metals Company	841,269

	TECHNOLOGY HARDWARE - 4.7%
11,848	Super Micro Computer, Inc.(a)	1,069,045

	TOTAL COMMON STOCKS (Cost $19,097,412)	21,253,101

	TOTAL INVESTMENTS – 94.0% (Cost $19,097,412)	$ 21,253,101
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.0%	1,358,278
	NET ASSETS - 100.0%	$ 22,611,379

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.